Fair value of financial assets and liabilities - Fair value hierarchy of financial assets and liabilities measured at fair value (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2025 USD ($)
Fair value of financial instruments measured at fair value [Line Items]
Description of the level within the fair value hierarchy		The fair value measurement is described in one of the following three levels used to classify fair value measurements: • Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. • Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. • Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.	The fair value measurement is described in one of the following three levels used to classify fair value measurements: • Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. • Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. • Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.
Financial assets at fair value through profit or loss ("FVTPL")		₩ 34,245,475	₩ 25,202,672	$ 23,706,673
Financial assets at FVTOCI		83,499,522	43,797,745	57,803,137
Derivative assets (designated for hedging)		217,180	175,191	150,345
Total		117,962,177	69,175,608
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		5,889,433	9,348,781
Deposits due to customers		467,501	547,816
Derivative liabilities (designated for hedging)		615,361	102,815	$ 425,987
Total		₩ 6,972,295	₩ 9,999,412
Description of valuation processes used in fair value measurement assets		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.
Description of valuation processes used in fair value measurement liabilities		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, assets		Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.	Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, liabilities		Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.	Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Deposits
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 261,470	₩ 73,951
Deposits | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 261,470	₩ 73,951
Financial liabilities at fair value through profit or loss [abstract]
Description of policy for determining when transfers between levels are deemed to have occurred, assets		The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Statement that there were no transfers between Level 1 and Level 2 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value.
Deposits | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 0	₩ 0
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		9,552,081	6,801,288
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 4,635,643	₩ 4,304,048
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 4,840,091	₩ 2,489,883
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread, Monte-Carlo Simulation, and Hull-White model, etc.	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread, Monte-Carlo Simulation, and Hull-White model, etc.
Input variables		Risk-free market rate, credit spread, risk-free rate, credit spread, matrix method yield to maturity, effective credit grade, company-specific risk spread, weighted average expected maturity of MBS with consideration for prepayment, exchange rate, and stock price	Risk-free market rate, credit spread, risk-free rate, credit spread, matrix method yield to maturity, effective credit grade, company-specific risk spread, weighted average expected maturity of MBS with consideration for prepayment, exchange rate, and stock price
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 76,347	₩ 7,357
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Future cash flows of the debt securities are measured by discounting them using a market interest rate applicable to companies with credit ratings similar to that of the issuer	Future cash flows of the debt securities are measured by discounting them using a market interest rate applicable to companies with credit ratings similar to that of the issuer
Input variables		Discount rate, perpetual growth rate, and liquidation value change rate	Discount rate, perpetual growth rate, and liquidation value change rate
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 1,613,419	₩ 421,313
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 1,063,788	₩ 22,414
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 549,631	₩ 398,899
Capital contributions
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		3,085,315	2,857,698
Capital contributions | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 12,186	₩ 4,185
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 3,073,129	₩ 2,853,513
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		12,359,483	4,563,102
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 1,118,879	₩ 156,898
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 4,112,983	₩ 2,301,044
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by using the net asset value method, DCF, FCFE (Free Cash Flow to Equity Model), Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, LSMC (Least-Squares Monte Carlo), and Hull-White model.	Fair value is measured by using the net asset value method, DCF, FCFE (Free Cash Flow to Equity Model), Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, LSMC (Least-Squares Monte Carlo), and Hull-White model.
Input variables		Values of underlying assets such as bond, risk-free market rate, market risk premium, corporate beta, discount rate based on credit rating, volatility of stock prices, and volatility of interest rates.	Values of underlying assets such as bond, risk-free market rate, market risk premium, corporate beta, discount rate based on credit rating, volatility of stock prices, and volatility of interest rates.
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 7,127,621	₩ 2,105,160
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Fair value is measured using one or more valuation methodologies—such as the Discounted Cash Flow (DCF) model, Free Cash Flow to Equity (FCFE) model, comparable company analysis, dividend discount model, risk-adjusted discount rate method, net asset value method, LSMC, binomial model, market approach, Hull-White model, or recent (most recent) transaction method—selected as appropriate in consideration of the characteristics of the valuation subject.	Fair value is measured using one or more valuation methodologies—such as the Discounted Cash Flow (DCF) model, Free Cash Flow to Equity (FCFE) model, comparable company analysis, dividend discount model, risk-adjusted discount rate method, net asset value method, LSMC, binomial model, market approach, Hull-White model, or recent (most recent) transaction method—selected as appropriate in consideration of the characteristics of the valuation subject.
Input variables		Risk-free market return, market risk premium, company beta, stock price, underlying asset volatility, fair value of underlying assets, price of the underlying asset, recent transaction price, discount rate based on credit rating, interest rate volatility, real estate sale price volatility, price-to-book ratio (PBR), price-to-sales ratio (PSR), net asset value, paid-in capital increase amount, issuance information by instrument, matrix-based yield to maturity (YTM), company-specific risk spread, perpetual growth rate, liquidation value change rate and interest rate.	Risk-free market return, market risk premium, company beta, stock price, underlying asset volatility, fair value of underlying assets, price of the underlying asset, recent transaction price, discount rate based on credit rating, interest rate volatility, real estate sale price volatility, price-to-book ratio (PBR), price-to-sales ratio (PSR), net asset value, paid-in capital increase amount, issuance information by instrument, matrix-based yield to maturity (YTM), company-specific risk spread, perpetual growth rate, liquidation value change rate and interest rate.
Derivative liabilities
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 5,129,664	₩ 9,092,098
Derivative liabilities | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 0	₩ 0
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 5,129,428	₩ 9,090,696
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by models such as option model, DCF model and, Implied Forward Rate calculation method etc.	Fair value is measured by models such as option model, DCF model and, Implied Forward Rate calculation method etc.
Input variables		Discount rate, volatility of underlying assets, exchange rate, OIS, KTB, and CDS rates.	Discount rate, volatility of underlying assets, exchange rate, OIS, KTB, and CDS rates.
Derivative liabilities | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 236	₩ 1,402
Fair value measurement methods		Fair value is measured by models such as option model.	Fair value is measured by models such as option model.
Input variables		Correlation coefficient, stock price, volatility of underlying assets etc.	Correlation coefficient, stock price, volatility of underlying assets etc.
Loans
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 1,126,446	₩ 104,177
Loans | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Loans | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 901,831	₩ 69,401
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.	The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.
Input variables		Risk-free market rate and credit spread	Risk-free market rate and credit spread
Loans | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 224,615	₩ 34,776
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Fair value is measured by using the DCF model (Discounted Cash Flow Model) and risk-adjusted discount rate method (Tsiveriotis-Fernandes), LSMC (Least-Squares Monte Carlo), BDT model, and Hull-White which are generally used in the market considering the price of underlying assets and volatility.	Fair value is measured by using the DCF model (Discounted Cash Flow Model) and risk-adjusted discount rate method (Tsiveriotis-Fernandes), LSMC (Least-Squares Monte Carlo), BDT model, and Hull-White which are generally used in the market considering the price of underlying assets and volatility.
Input variables		Price of underlying assets, volatility, discount rate, volatility of stock, risk-free market rate, credit spread, interest rate, correlation coefficient	Price of underlying assets, volatility, discount rate, volatility of stock, risk-free market rate, credit spread, interest rate, correlation coefficient
Derivative assets
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 5,774,203	₩ 10,094,532
Derivative assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 5,773,283	₩ 10,093,344
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 920	₩ 1,188
Other financial assets in foreign currency
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		85,847	48,345
Other financial assets in foreign currency | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Other financial assets in foreign currency | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 1,898	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Other financial assets in foreign currency | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 83,949	₩ 48,345
Others
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		387,211	238,266
Others | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Others | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 146,475	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Others | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 240,736	₩ 238,266
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		The fair value of the underlying asset, after calculating the fair value using the DCF model, etc., considering the price and volatility of the calculated underlying asset, is calculated using the binomial tree, which is commonly used valuation techniques in the market.	The fair value of the underlying asset, after calculating the fair value using the DCF model, etc., considering the price and volatility of the calculated underlying asset, is calculated using the binomial tree, which is commonly used valuation techniques in the market.
Input variables		Stock price, volatility of underlying assets etc.	Stock price, volatility of underlying assets etc.
Financial assets at FVTPL | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 7,079,780	₩ 4,557,311
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTPL | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")	[1]	₩ 15,788,747	₩ 14,957,857
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTPL | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss ("FVTPL")		₩ 11,376,948	₩ 5,687,504
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		82,061,396	42,922,671
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 29,820,964	₩ 14,117,592
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 52,240,432	₩ 28,805,079
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0	₩ 0
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		1,427,885	875,074
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 363,401	₩ 315,640
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 1,064,484	₩ 559,434
Loans
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		10,241
Loans | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Loans | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Loans | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 10,241
Deposits due to customers
Financial liabilities at fair value through profit or loss [abstract]
Deposits due to customers		467,501	547,816
Deposits due to customers | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Deposits due to customers	[1]	₩ 0	₩ 0
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to customers | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Deposits due to customers	[1]	₩ 467,501	₩ 547,816
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by Hull-White model.	Fair value is measured by Hull-White model.
Input variables		Swaption Volume etc.	Swaption Volume etc.
Deposits due to customers | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Deposits due to customers		₩ 0	₩ 0
Deposits due to Customers
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		263,251	74,205
Deposits due to Customers | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 263,251	₩ 74,205
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to Customers | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 0	₩ 0
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to Customers | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0	₩ 0
Financial assets at FVTOCI | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 30,184,365	₩ 14,433,232
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI	[1]	₩ 52,240,432	₩ 28,805,079
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 1,074,725	₩ 559,434
Derivative assets (Designated for hedging)
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)		217,180	175,191
Derivative assets (Designated for hedging) | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)	[1]	₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for hedging) | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)	[1]	₩ 217,180	₩ 175,191
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for hedging) | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)		₩ 0	₩ 0
Financial assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Total	[1]	₩ 37,264,145	₩ 18,990,543
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Total	[1]	₩ 68,246,359	₩ 43,938,127
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Total		₩ 12,451,673	₩ 6,246,938
Securities sold
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		496,518	182,478
Securities sold | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 496,518	₩ 182,478
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities sold | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 0	₩ 0
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities sold | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0	₩ 0
Financial liabilities at FVTPL | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 759,769	₩ 256,683
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at FVTPL | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 5,129,428	₩ 9,090,696
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at FVTPL | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 236	₩ 1,402
Derivative liabilities (designated for hedging)
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)		615,361	102,815
Derivative liabilities (designated for hedging) | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)	[1]	₩ 0	₩ 0
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities (designated for hedging) | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)	[1]	₩ 615,361	₩ 102,815
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities (designated for hedging) | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)		₩ 0	₩ 0
Financial liabilities | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Total	[1]	₩ 759,769	₩ 256,683
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Total	[1]	₩ 6,212,290	₩ 9,741,327
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Total		₩ 236	₩ 1,402

[1]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.